Debt - summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 5,861	€ 7,245	€ 7,245
Long-term debt	8,667	€ 10,726	10,726
Borrowings	14,528		17,971	€ 24,048
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,140		7,696
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,527		3,030
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,598		2,054
Long-term debt	6,227		7,572
Borrowings	7,825		9,626
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,977		5,071
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,250		2,501
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	2,935		4,132
Long-term debt	2,246		2,780
Borrowings	5,181		6,912
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,012		2,278
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	234		502
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	457		357
Long-term debt	0		0
Borrowings	457		357
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		0
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		0
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	871		702
Long-term debt	194		374
Borrowings	1,065		1,076
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	151		347
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 43		€ 27